COMMITMENTS AND CONTINGENCIES - Rent Expense (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor	Dec. 27, 2013 Successor	Sep. 07, 2012 Predecessor	Dec. 30, 2011 Predecessor
Operating Leased Assets [Line Items]
Rent expense	$ 11,655	$ 44,890	$ 25,541	$ 35,489